Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Partners Capital [Abstract]
Net income	$ 272	$ 87	$ 133
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments, net of tax	74	(135)	(41)
Available for sale securities, net of tax	(1)	1
Changes in the fair value of cash flow hedges, net of tax	1	1	32
Defined benefit pension plan adjustments, net of tax	(105)	(71)	(40)
Total other comprehensive loss	(31)	(204)	(49)
Total comprehensive income/(loss)	241	(117)	84
Comprehensive income attributable to noncontrolling interests	2	2	2
Total comprehensive income/(loss) attributable to Nielsen stockholders	$ 239	$ (119)	$ 82